Biological Assets and Inventory - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 CAD ($) kg Plant wk	Dec. 31, 2017 CAD ($) kg Plant wk
Disclosure Of Detailed Information About Bio Assets And Inventory [Line Items]
Expected cannabis yield | kg	6,303	1,695
Number of plants classified as biological assets | Plant	46,004	7,353
Average number of weeks | wk	6	7
Percentage of completion	37.00%	46.00%
Percentage Ascribed	37.00%	46.00%
Dry cannabis [member]
Disclosure Of Detailed Information About Bio Assets And Inventory [Line Items]
Retention samples | kg	29	4
Retention samples | $	$ 0	$ 0
Cannabis oils [member]
Disclosure Of Detailed Information About Bio Assets And Inventory [Line Items]
Retention samples | kg	4	1
Retention samples | $	$ 0	$ 0